Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value [Abstract]
Fair Value

15.    Fair Value

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands).

Description:	Level	June 30, 2024	December 31, 2023
Convertible Notes	3	$10	$10
Warrant liability	3	6	55
Convertible Notes and warrant liability, at fair value		$16	$65

Convertible Notes

The following table provides the fair value and contractual principal balance outstanding of the Convertible Notes accounted for under the fair value option as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Convertible Notes fair value	$10	$10
Convertible Notes, contractual principal outstanding	10	10
Fair value less unpaid principal balance	$—	$—

As of June 30, 2024 and December 31, 2023, the Second Tranche of Convertible Notes was fully converted, and a nominal amount of the First Tranche was outstanding.

Warrant Liability

The following tables provide quantitative information regarding Level 3 fair value measurements for Common Stock Warrants as of June 30, 2024 and December 31, 2023.

	June 30, 2024
	First Tranche	Purchase Agreement Amendment	Second Tranche	Series B Warrants	August 2023	GEM Warrants
Risk-free interest rate	4.33%	4.33%	4.33%	4.46%	4.33%	4.33%
Time to expiration (in years)	3.34	3.51	3.51	3.64	2.11	1.16
Expected volatility	85%	85%	85%	85%	85%	85%
Dividend yield	—	—	—	—	—	—
Stock price	$0.37	$0.37	$0.37	$0.37	$0.37	$0.37
Exercise price	$88.65	$87.38	$103.68	$234.00	$45.00	$26.54
	December 31, 2023
	First Tranche	Purchase Agreement Amendment	Second Tranche	Series B Warrants	August 2023	GEM Warrants
Risk-free interest rate	3.84%	3.84%	3.84%	3.91%	3.84%	3.84%
Time to expiration (in years)	3.84	4.01	4.01	4.14	2.61	1.66
Expected volatility	90%	90%	90%	125%	85%	90%
Dividend yield	—	—	—	—	—	—
Stock price	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30
Exercise price	$88.65	$87.38	$103.68	$234.00	$45.00	$26.54

14.    Fair Value

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	As of December 31,
		2023	2022
Convertible Notes	3	$10	$10,911
Warrant liability	3	55	374
Convertible Notes and warrant Liability, at fair value		$65	$11,285

Convertible Notes

As of December 31, 2023, the Second Tranche of Convertible Notes was fully converted, and a nominal amount of the First Tranche was outstanding. Therefore, no fair value estimate was calculated on the Convertible Notes as of December 31, 2023. The following table provides the fair value and contractual principal balance outstanding of the Convertible Notes accounted for under the fair value option as of December 31, 2023 and 2022 (in thousands):

	As of December 31,
	2023	2022
Convertible Notes fair value	$10	$10,911
Convertible Notes, contractual principal outstanding	10	10,000
Fair value less unpaid principal balance	$—	$911

The estimated fair value of the Convertible Notes as of December 31, 2022 was based on the following significant inputs:

December 31, 2022
First Tranche
Risk-free interest rate	4.46%
Time to expiration (in years)	1.84
Expected volatility	85%
Dividend yield	—
Stock price	$3.25
Original face value	$10,000,000
Fixed conversion rate	$15.00
Roll-forward discount rate	5.11%

Warrant Liability

The following table provides quantitative information regarding Level 3 fair value measurements for Common Stock Warrants as of December 31, 2023 and 2022:

	December 31, 2023						December 31, 2022
	First Tranche	Purchase Agreement Amendment	Second Tranche	Series B Warrants	August 2023	GEM Warrants	First Tranche
Risk-free interest rate	3.84%	3.84%	3.84%	3.91%	3.84%	3.84%	4.46%
Time to expiration (in years)	3.84	4.01	4.01	4.14	2.61	1.66	1.84
Expected volatility	90%	90%	90%	125%	85%	90%	85%
Dividend yield	—	—	—	—	—	—	—
Stock price	$2.3	$2.30	$2.30	$2.30	$2.30	$2.30	$3.25
Exercise price	$88.65	$87.38	$103.68	$234.00	$45.00	$26.54	$15